                                     ANNUAL
                                     REPORT

                               December 31, 1996


               WARBURG PINCUS TRUST
                    INTERNATIONAL EQUITY PORTFOLIO
                    SMALL COMPANY GROWTH PORTFOLIO
                    POST-VENTURE CAPITAL PORTFOLIO


                                     [Logo]

        The Warburg Pincus Trust (the 'Trust') Shares are not available directly to individual investors but may be offered only through certain insurance products and pension and retirement plans.

        A Prospectus containing more complete information, including charges and expenses and, where applicable, the special considerations and risks associated with international investing, may be obtained by calling 800-369-2728 or by writing to Warburg Pincus, P.O. Box 9030, Boston, MA 02205-9030.
        Investors should read the Prospectus carefully before investing.

The views of the Portfolios' management are as of the date of the letters and portfolio holdings described in this annual report are as of December 31, 1996; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this annual report is a recommendation to purchase or sell securities.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                               February 7, 1997

     The objective of Warburg Pincus Trust -- International Equity Portfolio (the 'Portfolio') is long-term capital appreciation. The Portfolio pursues its objective by investing primarily in a broadly diversified portfolio of equity securities of companies that have their principal business activities and interests outside the U.S.

     For the 12 months ended December 31, 1996, the Portfolio had a total return of 9.98%. Its benchmark indexes, the Morgan Stanley Europe, Australasia and Far East (EAFE) Index and the Lipper International Funds Index, had total returns of 6.05% and 14.43%, respectively, for the period.

     The Portfolio's single-largest country weighting through the period was Japan, which performed strongly in the first half of 1996 but struggled in the second half and ultimately finished the year with a loss. Weighing on the Japanese market were worries over the economy's health and, more recently, concerns about the near-term effects of deregulation on specific sectors of Japan's economy. The Portfolio was negatively impacted by the broad market's weakness, but managed to outperform most popular benchmarks (e.g., the Nikkei 225 Index) through timely stock selection. In fact, a number of its holdings (specifically, large-cap, export-oriented companies like Sony, Canon, Honda and TDK, which were well-represented in the Portfolio during the period) enjoyed relatively strong performance and contributed positively to the Portfolio's returns. More recently, however, we have been reducing our exposure to Japan, reflecting our cautious outlook on the market's near term prospects.

     We hedged much of the Portfolio's yen exposure through the reporting period, and continue to do so. This had a favorable impact on the Portfolio's performance in 1996, given the strength of the U.S. dollar against the Japanese currency.

     Most of the rest of the Portfolio's Asian exposure contributed positively to its performance during the period. Particularly strong gains came from our holdings in Hong Kong, China, Taiwan and Indonesia, all of which had gains of over 25% for the 12 months, based on popular market measures. One market that performed poorly for the Portfolio was South Korea, which was hurt by concerns over weakness in the economy and, late in the year, a plunge in local-investor sentiment due to the announcement of a labor-reform law. We continue to find value in the South Korean market, however, hence we have maintained our exposure. Indeed, by several measures South Korea now stands as one of the cheapest markets in the world, and we believe that there is the potential for a significant recovery in 1997.

     The Portfolio's European holdings enjoyed strong returns in 1996, as these markets were fueled by optimism regarding the prospects for monetary union and by the continued low level of interest rates. Among the strongest performers for the Portfolio were its holdings in Spain and Germany, as well as its Nordic stocks collectively. We continue to find value in European markets and believe that the Portfolio is well-positioned in terms of its specific holdings as 1997 begins.

Richard H. King
Portfolio Manager

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

        GROWTH OF $10,000 INVESTED IN SHARES OF WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO SINCE INCEPTION AS OF DECEMBER 31, 1996

     The graph below illustrates the hypothetical investment of $10,000 in Shares of Warburg Pincus Trust -- International Equity Portfolio (the 'Portfolio') from June 30, 1995 (inception) to December 31, 1996, compared to the Morgan Stanley Europe, Australasia and Far East Index* ('EAFE') for the same time period.

                                   [GRAPH]

     Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

     From time to time, the Fund's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

------------

* EAFE is an unmanaged index of international equities with no defined investment objective that includes reinvestment of dividends and is compiled by Morgan Stanley Capital International.

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
WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                               February 7, 1997

     The objective of Warburg Pincus Trust -- Small Company Growth Portfolio (the 'Portfolio') is capital growth. The Portfolio pursues its objective by investing in equity securities of small domestic companies.

     For the 12 months ended December 31, 1996, the Portfolio had a total return of 13.91%, vs. returns of 11.27% for the Russell 2000 Growth Index and 14.51% for the Lipper Small Company Growth Funds Index.

     The Portfolio saw positive performance from many of its holdings during the period. Particularly strong showings for the full year came from the Portfolio's business-services stocks, one of our largest areas of concentration. Collectively, these companies have benefited from businesses' cost-cutting and outsourcing efforts, a dominant theme across corporate America in recent years and one that shows few signs of slowing. The Portfolio's holdings comprise companies whose prospects we view particularly favorably, and their strong performance through the reporting period was encouraging.

     Technology stocks also contributed to the Portfolio's performance, notwithstanding the sector's broad sell-off in June and July. Stocks that performed particularly well for the Portfolio, especially in the second half of the year, were its holdings in semiconductor-related companies, which rose strongly on evidence of ongoing improvement in the industry's supply/demand balance. We continue to find significant investment opportunities in this area, as the accelerated demand for information access from individuals, corporations and government, coupled with the ongoing quest for productivity enhancement, continues to drive the demand for innovative new products.

     Energy, including oil services, is another area that performed well for the Portfolio, and proved one of the market's strongest sectors throughout 1996. We continue to build our energy exposure, given the relative underinvestment in the industry in recent years and the steady increase in demand. We believe that the potential exists for demand to rise strongly in 1997 and 1998, especially if the ongoing low level of interest in many countries (e.g., in Japan and throughout Europe) leads to a synchronized global economic recovery. Many smaller companies are well-suited to take advantage of this environment, and we believe that the prospects for the Portfolio's holdings are particularly favorable.

     Other areas of strength for the Portfolio in 1996, and ones in which we continue to find attractive investments, include telecommunications, where vast opportunities are unfolding as a result of deregulation, and specialty consumer companies, including retailers.

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

     An area that weighed significantly on the Portfolio's 1996 performance was health care, and heading into 1997 we continue to view the sector cautiously. The financial problems of the Medicare trust fund, the prospect of a new Food and Drug Administration commissioner and the extreme difficulty in predicting the clinical progress of biotechnology companies make for a challenging investment environment. Accordingly, while we believe that there are selective values to be found, the Portfolio is underweighted in health care relative to its benchmark indexes, and will likely remain so until clearer prospects emerge.

     Our outlook on the prospects for small-cap stocks in 1997, both on an absolute basis and relative to large-cap issues, is positive. Smaller companies continue, for the most part, to generate superior rates of earnings growth compared to their large-cap counterparts, which should lead to increasing investor attention in the months ahead. Also arguing for small caps are their valuations, which stand at very attractive levels on a historical basis, particularly within the context of the past two years. Small-cap stocks also stand to benefit in relative terms from the strength in the U.S. dollar, which has had a negative impact on the earnings of large-cap, multinational firms but relatively limited effect on the earnings of smaller, more domestically oriented companies.

Elizabeth B. Dater                            Stephen J. Lurito
Co-Portfolio Manager                          Co-Portfolio Manager

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

        GROWTH OF $10,000 INVESTED IN SHARES OF WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO SINCE INCEPTION AS OF DECEMBER 31, 1996

     The graph below illustrates the hypothetical investment of $10,000 in Shares of Warburg Pincus Trust -- Small Company Growth Portfolio (the 'Portfolio') from June 30, 1995 (inception) to December 31, 1996, compared to the Lipper Small Company Growth Funds Index* ('Lipper') and the Russell 2000 Growth Index** ('Russell') for the same time period.

                                   [GRAPH]

     Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

     From time to time, the Fund's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

------------

* The Lipper Small Company Growth Funds Index is an equally weighted index of the 30 largest Small Company Growth Funds.

** The Russell 2000 Growth Index is an unmanaged index of securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Index is a measure of small- capitalization stocks.

*** The Portfolio changed its comparative index in the above chart from the Russell 2000 Index used in the preceding year to the Russell 2000 Growth Index. The primary reason for this change is that the Portfolio invests in growth companies and the Russell 2000 Growth Index, is more appropriate than the Russell 2000 Index, which includes both value and growth companies. The one-year performance for the period ending 12/31/96 for the Russell 2000 Growth Index and Russell 2000 Index was 11.27% and 16.50%, respectively.

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                               February 7, 1997

     The objective of Warburg Pincus Trust -- Post-Venture Capital Portfolio (the 'Portfolio') is long-term growth of capital. The Portfolio pursues its objective by investing primarily in equity securities of companies considered by Warburg, Pincus Counsellors, Inc., the Portfolio's investment adviser, to be in their post-venture-capital stage of development.

     For the three months ended December 31, 1996 (the Portfolio's inception date was September 30, 1996), the Portfolio had a total return of - 2.40%*. Its benchmark indexes, the Lipper Growth Funds Index and the Russell 2000 Growth Index, had returns of 5.80% and 0.27%, respectively, for the period. The Warburg Pincus/Venture Economics Post-Venture Capital Index (PVCI)** had a total return of - 3.16% for the three months.

     While clearly a disappointing debut for the Portfolio, we believe that the Portfolio's longer-term results can more than compensate investors for their patience during short-term periods of underperformance. We believe investors should take a similarly long-term approach, especially given the types of high-growth companies in which the Portfolio invests.

     The Portfolio targets companies that have, within the past 10 years, received venture-capital backing, distributed their securities to venture-capital investors or engaged in an initial public offering. It is our belief that such venture-backed companies can have above-average earnings prospects vs. companies that lacked such backing, and that this stands to be reflected in their share prices over time.

     The Portfolio has the latitude to invest in companies of any size (i.e., market capitalization). Investors should be aware, however, that many companies that receive venture-capital financing do so at an early stage of their development. We anticipate that the average market capitalization of stocks held in the Portfolio will be less than $1 billion at the time of investment. Many of our investments will likely be in companies at the time of their initial public offering or shortly thereafter. Accordingly, we consider the Portfolio most suitable for the aggressive portion of an investor's holdings.

     As of December 31, the Portfolio held a diversified mix of industries, with its greatest concentrations in the technology sector (broadly defined to include computers and electronics), health care (including pharmaceuticals) and telecommunications & equipment. We believe that our specific holdings in these areas, and our other portfolio holdings as well, have attractive prospects for

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------
appreciation relative to the broader market in 1997, and we look forward to a rewarding year.

Elizabeth B. Dater                            Stephen J. Lurito
Co-Portfolio Manager                          Co-Portfolio Manager

------------

* Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

     From time to time, the Fund's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

** The Warburg Pincus/Venture Economics Post-Venture Capital Index is a market-valued index that measures the performance of public stocks of companies that have received financing from venture capital or buyouts from limited partnerships and gone public, or received the financing within the last 10 years. The index, which at present comprises over 1,200 companies, seeks to track the universe of venture-backed stocks from the point of going public until publicly traded for 10 years, at which time they are removed from the index. The index is calculated monthly and without dividends.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
December 31, 1996
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCK (95.6%)
Argentina (3.1%)
   Banco de Galicia & Buenos Aires SA ADR                             23,566        $    571,476
   Banco Frances del Rio de la Plata SA ADR                           28,750             790,625
   Telefonica de Argentina SA ADR                                    133,700           3,459,488
   YPF SA ADR                                                        172,700           4,360,675
                                                                                    ------------
                                                                                       9,182,264
                                                                                    ------------
Australia (4.4%)
   Accor Asia Pacific Co., Ltd.                                      379,879             229,379
   Boral Ltd.                                                      1,136,500           3,232,558
   David Jones Ltd.                                                  755,000           1,049,733
   Lend Lease Corp., Ltd.                                            217,842           4,223,041
   Orogen Minerals Ltd. ADR `D'                                      502,600           1,169,995
   Qantas Airways Ltd.                                               678,114           1,131,399
   Qantas Airways Ltd. ADR                                           128,000           2,134,912
                                                                                    ------------
                                                                                      13,171,017
                                                                                    ------------
Austria (2.1%)
   Boehler-Uddeholm AG                                                22,126           1,585,836
   V.A. Technologie AG                                                29,385           4,618,497
                                                                                    ------------
                                                                                       6,204,333
                                                                                    ------------
Belgium (0.4%)
   Barco Industries N.V.                                               7,800           1,347,541
                                                                                    ------------
Brazil (1.1%)
   Panamerican Beverages, Inc. Class A                                69,400           3,253,125
                                                                                    ------------
Canada (0.3%)
   Alcan Aluminum Ltd.                                                29,700             998,663
                                                                                    ------------
Chile (1.6%)
   Banco de A. Edwards ADR                                           110,500           1,982,094
   Enersis SA ADR                                                    102,000           2,830,500
                                                                                    ------------
                                                                                       4,812,594
                                                                                    ------------
China (1.4%)
   Cheung Kong Infrastructure Holdings Ltd. `D'                      396,200           1,050,181
   Guangshen Railway Co., Ltd. `D'                                 1,447,368             626,931
   Guangshen Railway Co., Ltd. ADR `D'                                86,547           1,785,032
   Henderson China Holding Ltd.                                      265,000             603,051
   Jilin Chemical Industrial Co., Ltd. Class H                        47,200               7,324
   Jilin Chemical Industrial Co., Ltd. Class H ADR                     3,950              57,769
                                                                                    ------------
                                                                                       4,130,288
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       8

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
COMMON STOCK (CONT'D)
Denmark (1.2%)
   International Service System AS Class B                             136,065      $  3,582,178
                                                                                    ------------
Finland (1.6%)
   Metra Oy Class B                                                     35,245         1,962,527
   Valmet Corp. Class A                                                157,934         2,761,913
                                                                                    ------------
                                                                                       4,724,440
                                                                                    ------------
France (5.9%)
   Assurances Generales de France                                      114,500         3,703,176
   Axime (Ex Segin) `D'                                                  1,800           208,534
   Compagnie Bancaire SA                                                29,500         3,497,393
   Compagnie Generale Des Eaux                                          24,000         2,979,726
   Lagardere S.C.A.                                                    132,479         3,642,597
   Total Cie Franc Des Petroles SA ADR                                   6,118           246,249
   Total Cie Franc Des Petroles SA Class B                              29,223         2,381,175
   Usinor Sacilor SA                                                    62,639           913,158
                                                                                    ------------
                                                                                      17,572,008
                                                                                    ------------
Germany (3.2%)
   Adidas AG                                                             7,300           631,891
   AVA Allgemeine Handelsgesellschaft der Verbraucher AG `D'             2,100           605,467
   BASF AG                                                             107,460         4,145,935
   Bayerische Motoren Werke AG                                           2,900         2,025,187
   GEA AG                                                                1,900           582,427
   SGL Carbon AG                                                        12,317         1,555,157
                                                                                    ------------
                                                                                       9,546,064
                                                                                    ------------
Hong Kong (4.5%)
   Citic Pacific Ltd.                                                  145,700           845,866
   Hong Kong Land Holdings Ltd.                                      2,165,812         6,020,957
   Hong Kong Land Holdings Ltd. ADR                                    186,600         2,593,740
   HSBC Holdings PLC                                                    11,562           247,415
   Jardine Matheson Holdings Ltd.                                      575,031         3,795,205
   Swire Pacific Ltd. Class A                                            7,700            73,426
                                                                                    ------------
                                                                                      13,576,609
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       9

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCK (CONT'D)
India (1.7%)
   Bharat Petroleum Corp., Ltd.                                         11,000      $     91,950
   Hindalco Industries Ltd.                                             30,000           552,454
   Hindalco Industries Ltd. GDR                                            450            11,025
   Indo Rama Synthetics GDR                                             67,400           396,986
   Reliance Industries Ltd. GDS                                        202,185         2,426,220
   State Bank of India Ltd.                                            236,600         1,503,223
   Tata Engineering & Locomotive Co. Ltd.                               11,000           103,983
                                                                                    ------------
                                                                                       5,085,841
                                                                                    ------------
Indonesia (1.5%)
   P.T. Bank International Indonesia                                   327,208           322,219
   P.T. Indosat                                                         78,000           214,740
   P.T. Indosat ADR                                                     79,700         2,181,788
   P.T. Mulia Industrindo                                              148,330           153,921
   P.T. Semen Cibinong                                                 356,000         1,002,711
   P.T. Semen Gresik                                                    65,000           209,233
   P.T. Sinar Mas Multiartha                                           119,600           100,047
   P.T. Telekomunikasi Indonesia ADR                                     7,200           248,400
                                                                                    ------------
                                                                                       4,433,059
                                                                                    ------------
Israel (1.4%)
   Blue Square-Israel Ltd. ADR `D'                                     165,400         2,356,950
   ECI Telecommunications Limited Designs                               89,550         1,902,938
                                                                                    ------------
                                                                                       4,259,888
                                                                                    ------------
Japan (23.9%)
   Advantest Corp.                                                      30,000         1,407,222
   Aiwa Co., Ltd.                                                       60,500         1,040,040
   Anritsu Corp.                                                       100,000         1,079,820
   Canon, Inc.                                                         150,000         3,317,208
   Daibiru Corp.                                                       145,000         1,340,273
   Daimaru, Inc.                                                       111,000           593,547
   Daiwa Securities Co., Ltd.                                            4,000            35,591
   DDI Corp.                                                               465         3,076,969
   East Japan Railway Co.                                                  283         1,273,696
   Fujitsu Ltd.                                                         23,000           214,582
   Hankyu Realty Co., Ltd.                                             230,000         1,688,839
   Hirata Technical Co., Ltd.                                           92,000         1,096,752
   Hitachi Ltd.                                                         84,000           783,690
   Honda Motor Co.                                                      91,000         2,602,021
   I.O. Data Device, Inc.                                               27,000           734,710
   Isuzu Motors Ltd.                                                   452,000         2,010,884

                See Accompanying Notes to Financial Statements.
                                       10

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCK (CONT'D)
Japan (cont'd)
   Japan Asia Investment Co., Ltd. `D'                                 225,000      $  1,496,631
   Jusco Co., Ltd.                                                     101,000         3,428,905
   Kawasaki Heavy Industries                                           545,000         2,255,140
   Keyence Corp.                                                        10,500         1,297,080
   Mitsubishi Estate Co., Ltd.                                         171,000         1,757,861
   Mitsubishi Heavy Industries Ltd.                                    353,000         2,805,459
   Mycal Corp.                                                         255,000         3,700,760
   NEC Corp.                                                            55,000           665,169
   Nikko Securities Co., Ltd.                                          129,000           962,820
   Nippon Communication Systems Corp.                                  100,000         1,140,290
   Nitta Industrial Corp.                                              123,000         1,540,688
   NKK Corp. `D'                                                     1,175,000         2,649,231
   Noritsu Koki Co., Ltd.                                               17,000           800,363
   NTT Data Communications Systems Co.                                      31           907,826
   Orix Corp.                                                           41,700         1,736,299
   Pioneer Electronic Corp.                                            130,000         2,481,859
   Rohm Co., Ltd.                                                       23,000         1,510,021
   Sharp Corp.                                                         162,000         2,309,088
   Shinmei Electric Co.                                                 91,000         1,438,580
   Sony Corp.                                                           38,000         2,491,534
   TDK Corp.                                                            50,000         3,261,057
   Toray Industries, Inc.                                              292,000         1,803,559
   Uny Co., Ltd.                                                        74,000         1,355,218
   West Japan Railway Co.                                                  500         1,619,730
   Yamatake-Honeywell Co.                                              125,000         2,019,264
   Yokogawa Electric                                                   171,000         1,477,194
   York-Benimaru Co., Ltd.                                               6,300           175,786
                                                                                    ------------
                                                                                      71,383,256
                                                                                    ------------
Malaysia (0.5%)
   Land & General BHD                                                  622,500         1,491,653
   Westmont Industries BHD                                                 900             1,483
                                                                                    ------------
                                                                                       1,493,136
                                                                                    ------------
Mexico (0.6%)
   Gruma SA de CV Class B `D'                                          283,500         1,728,659
                                                                                    ------------
Netherlands (0.5%)
   Philips Electronics N.V.                                             38,700         1,569,525
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       11

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCK (CONT'D)
New Zealand (5.0%)
   Brierley Investments Ltd.                                         3,664,100      $  3,391,659
   Fletcher Challenge Building                                       1,194,750         3,672,315
   Fletcher Challenge Forestry                                       3,519,600         5,894,070
   Lion Nathan Ltd.                                                    804,600         1,927,318
                                                                                    ------------
                                                                                      14,885,362
                                                                                    ------------
Norway (1.4%)
   Den Norske Bank AS Series A                                       1,122,500         4,268,988
                                                                                    ------------
Philippines (0.3%)
   Millicom International Cellular SA GDR `D'                           25,450           817,581
                                                                                    ------------
Portugal (2.3%)
   Portugal Telecom SA                                                   9,200           262,348
   Portugal Telecom SA ADR                                             142,200         4,017,150
   Telecel-Comunicacaoes Pessoais SA `D'                                40,000         2,554,839
                                                                                    ------------
                                                                                       6,834,337
                                                                                    ------------
Singapore (2.1%)
   DBS Land Ltd.                                                       805,000         2,965,062
   Development Bank of Singapore Ltd.                                  244,000         3,298,241
                                                                                    ------------
                                                                                       6,263,303
                                                                                    ------------
South Korea (3.1%)
   Daewoo Electronics Co., Ltd.                                        255,720         1,836,328
   Hanil Bank                                                           25,000           172,107
   Inchon Iron & Steel Co., Ltd.                                        70,860         1,143,853
   Inchon Iron & Steel Co., Ltd. (New) `D'                              22,128           351,947
   Kookmin Bank GDR                                                     43,000           803,025
   Korea Electric Power Corp.                                           83,700         2,443,941
   Korea Long Term Credit Bank                                           6,500           115,226
   Samsung Electronics Co., Ltd.                                        19,160         1,127,882
   Samsung Electronics Co., Ltd. (New) `D'                                 620            34,813
   Samsung Electronics Co., Ltd. GDR (Non-Voting) `D'                    8,000           147,600
   Samsung Electronics Co., Ltd. GDR (Voting)                            5,941           245,809
   Ssangyong Investment & Securities Co., Ltd. `D'                      82,500           791,217
                                                                                    ------------
                                                                                       9,213,748
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       12

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCK (CONT'D)
Spain (4.4%)
   Banco de Santander                                                    2,000      $    128,082
   Banco de Santander ADR                                               53,800         3,416,300
   Iberdrola SA                                                        444,700         6,305,857
   Repsol SA ADR                                                        85,200         3,248,250
                                                                                    ------------
                                                                                      13,098,489
                                                                                    ------------
Sweden (3.4%)
   ABB AB Series B                                                      29,332         3,327,158
   Astra AB Series B                                                    50,135         2,423,546
   Biacore International AB ADR `D'                                    193,700         4,261,400
                                                                                    ------------
                                                                                      10,012,104
                                                                                    ------------
Switzerland (1.5%)
   Novartis AG `D'                                                         917         1,050,313
   Novartis AG (Bearer) `D'                                              2,903         3,325,038
                                                                                    ------------
                                                                                       4,375,351
                                                                                    ------------
Taiwan (3.0%)
   China Steel Corp.                                                   979,900           919,993
   GP-Taiwan Index Fund IDR `D'                                             60           621,000
   Hocheng Group Corp.                                                 583,050           997,211
   Phoenixtec Power Co., Ltd. `D'                                    2,054,860         3,813,605
   Tatung Co., Ltd.                                                    723,000         1,394,432
   Ton Yi Industrial Corp. `D'                                         942,010         1,172,370
                                                                                    ------------
                                                                                       8,918,611
                                                                                    ------------
Thailand (0.7%)
   Bangkok Bank Public Co., Ltd.                                        68,300           660,624
   Industrial Finance Corp. of Thailand                                 36,000            97,582
   Siam Cement Public Co., Ltd.                                         27,500           866,615
   Thai Military Bank Public Co., Ltd.                                 273,700           539,074
                                                                                    ------------
                                                                                       2,163,895
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       13

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCK (CONT'D)
United Kingdom (7.5%)
   British Airport Authority PLC                                       363,736      $  3,029,867
   Cookson Group PLC                                                 1,025,328         4,143,137
   Grand Metropolitan PLC                                              166,202         1,306,181
   Rolls-Royce PLC                                                   1,202,840         5,303,219
   TC Group PLC                                                        306,980           704,319
   Thistle Hotels PLC `D'                                            1,032,548         3,208,791
   Thistle Hotels PLC ADR `D'                                           12,000           372,720
   Vodafone Group PLC                                                  996,300         4,204,957
                                                                                    ------------
                                                                                      22,273,191
                                                                                    ------------
TOTAL COMMON STOCK (Cost $273,098,684)                                               285,179,448
                                                                                    ------------
PREFERRED STOCK (0.2%)
Germany (0.1%)
   GEA AG                                                                  945           297,984
                                                                                    ------------
South Korea (0.1%)
   Samsung Electronics Co., Ltd.                                         4,000           108,677
   Samsung Electronics Co., Ltd. (New) `D'                               1,205            31,959
                                                                                    ------------
                                                                                         140,636
                                                                                    ------------
TOTAL PREFERRED STOCK (Cost $746,280)                                                    438,620
                                                                                    ------------
RIGHTS (0.0%)
Indonesia
   P.T. Sinar Mas Multiartha, 01/08/97 `D'
     (Cost $40,799)                                                    119,600            43,058
                                                                                    ------------
CALL OPTIONS (0.0%)
Japan (0.0%)
   Topix Index, 03/14/97 (Strike Price 1,539.20) (Cost
     $450,000)`D'                                                      212,545            34,198
                                                                                    ------------

                                                                       PAR
                                                                   -----------
CONVERTIBLE BONDS (0.5%)
Thailand (0.5%)
   Bangkok Bank Public Co., Ltd., 3.25%, 03/03/04
     (Cost $1,767,336)                                             $ 1,480,000         1,450,400
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       14

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                       PAR             VALUE
                                                                   -----------      ------------

SHORT-TERM INVESTMENTS (2.5%)
  Repurchase agreement with Goldman Sachs & Co. dated
  12/31/96 at 6.05% to be repurchased at $7,408,489 on
  01/02/97. (Collateralized by $7,565,000 U.S. Treasury Note
  5.125%, due 04/30/98. Market value of collateral is
  $7,557,435.) (Cost $7,406,000)                                   $ 7,406,000      $  7,406,000
                                                                                    ------------
TOTAL INVESTMENTS AT VALUE (98.8%) (Cost $283,509,099*)                              294,551,724
ASSETS IN EXCESS OF OTHER LIABILITIES (1.2%)                                           3,666,559
                                                                                    ------------
NET ASSETS (100.0%) (applicable to 25,979,565 shares outstanding)                   $298,218,283
                                                                                    ------------
                                                                                    ------------
NET ASSET VALUE, offering and redemption price per share
 ($298,218,283 [div] 25,979,565)                                                          $11.48
                                                                                    ------------
                                                                                    ------------

                                   INVESTMENT ABBREVIATIONS
                              ADR = American Depository Receipt
                              GDR = Global Depository Receipt
                              GDS = Global Depository Share

--------------------------------------------------------------------------------

`D'  Non-income producing security.

*    Cost for Federal income tax purposes is $283,518,201.

                See Accompanying Notes to Financial Statements.
                                       15

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
December 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                  -----------        ------------
COMMON STOCK (96.5%)
Banks and Savings & Loans (2.6%)
   Banco Latinoamericano de Exportaciones SA Class E                  61,400        $  3,116,050
   Great Financial Corp.                                              65,300           1,901,863
   HUBCO, Inc.                                                       152,543           3,737,304
                                                                                    ------------
                                                                                       8,755,217
                                                                                    ------------
Business Services (15.7%)
   Abacus Direct Corp. `D'                                            13,800             258,750
   American Management Systems, Inc. `D'                             144,400           3,537,800
   Bowne & Co., Inc.                                                 120,000           2,955,000
   Catalina Marketing Corp. `D'                                       55,500           3,059,437
   CCC Information Services Group `D'                                164,200           2,627,200
   CDI Corp. `D'                                                     108,800           3,087,200
   Claremont Technology Group, Inc. `D'                               98,600           2,588,250
   Daisytek International Corp. `D'                                   80,000           3,280,000
   DecisionOne Holdings Corp. `D'                                     61,900           1,021,350
   Getty Communications PLC ADR `D'                                  240,400           3,606,000
   ICTS International N.V. `D'                                       289,400           2,930,175
   National Educational Corp. `D'                                    206,000           3,141,500
   Norrell Corp.                                                     137,600           3,749,600
   On Assignment, Inc. `D'                                            84,300           2,486,850
   Pharmaceutical Product Development, Inc. `D'                      160,500           4,052,625
   Pittston Brink's Group                                            121,000           3,267,000
   QuickResponse Services, Inc. `D'                                   95,600           2,724,600
   Wilmar Industries, Inc. `D'                                       131,100           3,638,025
   XLConnect Solutions, Inc. `D'                                      37,500           1,078,125
                                                                                    ------------
                                                                                      53,089,487
                                                                                    ------------
Capital Equipment (1.3%)
   Roper Industries, Inc.                                             45,900           1,795,838
   Valmont Industries, Inc.                                           64,200           2,648,250
                                                                                    ------------
                                                                                       4,444,088
                                                                                    ------------
Communications & Media (2.8%)
   Central European Media Enterprises Ltd. Class A `D'               184,200           5,848,350
   Harte-Hanks Communications, Inc.                                  126,050           3,497,888
                                                                                    ------------
                                                                                       9,346,238
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       16

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
COMMON STOCK (CONT'D)
Computers (12.4%)
   Auspex Systems, Inc. `D'                                            179,800      $  2,090,175
   Citrix Systems, Inc. `D'                                            134,100         5,238,281
   Cognex Corp. `D'                                                    174,000         3,219,000
   Cooper & Chyan Technology, Inc. `D'                                 116,500         3,815,375
   DataWorks Corp. `D'                                                  42,500         1,073,125
   Harbinger Corp. `D'                                                 109,200         2,866,500
   Integrated Systems, Inc. `D'                                        165,500         4,303,000
   Learning Tree International, Inc. `D'                               112,200         3,309,900
   National Instruments Corp. `D'                                      121,500         3,888,000
   Pure Atria Corp. `D'                                                107,900         2,670,525
   Rational Software Corp. `D'                                         111,500         4,411,219
   Renaissance Solutions, Inc. `D'                                      19,000           850,250
   Tecnomatix Technologies Ltd. `D'                                    159,100         4,216,150
                                                                                    ------------
                                                                                      41,951,500
                                                                                    ------------
Consumer Durables (0.7%)
   Chicago Miniature Lamp, Inc. `D'                                     50,300         2,087,450
   Dura Automotive Systems, Inc. `D'                                    16,500           371,250
                                                                                    ------------
                                                                                       2,458,700
                                                                                    ------------
Consumer Non-Durables (2.7%)
   Carson, Inc. Class A `D'                                             39,700           550,837
   Central Garden & Pet Co. `D'                                        207,100         4,362,043
   Marker International `D'                                            138,100           742,287
   Sola International, Inc. `D'                                         92,100         3,499,800
                                                                                    ------------
                                                                                       9,154,967
                                                                                    ------------
Consumer Services (2.1%)
   DeVRY, Inc. `D'                                                     118,000         2,773,000
   ITT Educational Services, Inc. `D'                                  164,200         3,797,125
   Skymall, Inc. `D'                                                    74,000           656,750
                                                                                    ------------
                                                                                       7,226,875
                                                                                    ------------
Electronics (9.7%)
   Burr-Brown Corp. `D'                                                149,100         3,876,600
   Epic Design Technology, Inc. `D'                                    136,100         3,402,500
   Etec Systems, Inc. `D'                                               87,100         3,331,575
   Glenayre Technologies, Inc. `D'                                     142,550         3,073,734
   Kulicke & Soffa Industries, Inc. `D'                                 40,000           760,000
   Methode Electronics, Inc. Class A                                   173,700         3,517,425
   Structural Dynamics Research Corp. `D'                               75,000         1,500,000
   Synopsys, Inc. `D'                                                  143,900         6,655,375
   Tencor Instruments `D'                                              115,000         3,033,125
   Uniphase Corp. `D'                                                   72,500         3,806,250
                                                                                    ------------
                                                                                      32,956,584
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       17

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCK (CONT'D)
Energy (6.1%)
   Brown (Tom), Inc. `D'                                               171,400      $  3,577,975
   Chieftain International, Inc. `D'                                   138,200         3,593,200
   KCS Energy, Inc.                                                     75,500         2,699,125
   Nuevo Energy Co. `D'                                                 67,700         3,520,400
   Southern Mineral Corp. `D' #                                        176,625         1,037,672
   Stone Energy Corp. `D'                                              106,000         3,166,750
   Texas Meridian Resources Corp. `D'                                  186,200         3,188,675
                                                                                    ------------
                                                                                      20,783,797
                                                                                    ------------
Environmental Services (1.0%)
   Allied Waste Industries, Inc. `D'                                   364,300         3,369,775
                                                                                    ------------
Financial Services (3.0%)
   Aames Financial Corp.                                                73,000         2,618,875
   PMT Services, Inc. `D'                                              159,000         2,782,500
   Transaction Systems Architects, Inc. Class A `D'                    145,600         4,841,200
                                                                                    ------------
                                                                                      10,242,575
                                                                                    ------------
Food, Beverages & Tobacco (0.3%)
   Suprema Specialties, Inc. `D'                                       257,700         1,159,650
                                                                                    ------------
Healthcare (5.1%)
   Ballard Medical Products                                            124,800         2,324,400
   Core, Inc. `D'                                                      284,500         2,489,375
   EmCare Holdings, Inc. `D'                                           109,300         2,541,225
   Endosonics Corp. `D'                                                190,800         2,909,700
   Endovascular Technologies, Inc. `D'                                 259,400         2,529,150
   Healthsource, Inc. `D'                                               40,000           525,000
   IDX Systems Corp. `D'                                                76,300         2,184,088
   Nitinol Medical Technologies, Inc. `D'                              132,800         1,660,000
                                                                                    ------------
                                                                                      17,162,938
                                                                                    ------------
Industrial Mfg. & Processing (0.5%)
   Elbit Vision Systems, Inc. `D'                                      226,900         1,843,563
                                                                                    ------------
Leisure & Entertainment (3.1%)
   Family Golf Centers, Inc. `D'                                       125,600         3,783,700
   LodgeNet Entertainment Corp. `D'                                    116,100         2,060,775
   Premier Parks, Inc. `D'                                             141,000         4,529,625
                                                                                    ------------
                                                                                      10,374,100
                                                                                    ------------
Lodging & Restaurants (2.2%)
   Doubletree Corp. `D'                                                113,700         5,116,500
   Planet Hollywood International, Inc. Class A `D'                    127,100         2,510,225
                                                                                    ------------
                                                                                       7,626,725
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       18

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                    NUMBER OF
                                                                     SHARES            VALUE
                                                                   -----------      ------------
COMMON STOCK (CONT'D)
Oil Services (4.8%)
   Forcenergy Gas Exploration, Inc. `D'                                181,300      $  6,572,125
   Global Industries Ltd. `D'                                          202,500         3,771,563
   Petroleum Geo Services ADR `D'                                      152,500         5,947,500
                                                                                    ------------
                                                                                      16,291,188
                                                                                    ------------
Pharmaceuticals (6.1%)
   Agouron Pharmaceuticals, Inc. `D'                                    10,000           677,500
   Alkermes, Inc. `D'                                                  184,900         4,298,925
   Gilead Sciences, Inc. `D'                                           146,900         3,672,500
   La Jolla Pharmaceutical Co. `D'                                     423,400         2,540,400
   Ligand Pharmaceuticals, Inc. Class B `D'                            226,000         3,361,750
   Regeneron Pharmaceuticals, Inc. `D'                                 169,000         2,725,125
   Serologicals Corp. `D'                                               99,200         3,509,200
                                                                                    ------------
                                                                                      20,785,400
                                                                                    ------------
Real Estate (2.5%)
   Fairfield Communities, Inc. `D'                                      96,000         2,376,000
   NHP, Inc. `D'                                                       208,100         3,225,550
   U.S. Restaurant Properties Master Limited Partnership               102,200         2,836,050
                                                                                    ------------
                                                                                       8,437,600
                                                                                    ------------
Retail (3.4%)
   Borders Group, Inc. `D'                                             131,700         4,724,737
   Payless ShoeSource, Inc. `D'                                        108,600         4,072,500
   Stage Stores, Inc. `D'                                                6,700           122,275
   Urban Outfitters, Inc. `D'                                          204,000         2,652,000
                                                                                    ------------
                                                                                      11,571,512
                                                                                    ------------
Telecommunications & Equipment (3.4%)
   Brooks Fiber Properties, Inc. `D'                                   114,800         2,927,400
   Intermedia Communications of Florida, Inc. `D'                      116,800         3,007,600
   Teledata Communications Ltd. `D'                                    209,100         4,809,300
   ViaSat, Inc. `D'                                                     75,000           675,000
                                                                                    ------------
                                                                                      11,419,300
                                                                                    ------------
Transportation (5.0%)
   Coach USA, Inc. `D'                                                 118,000         3,422,000
   Heartland Express, Inc. `D'                                         169,350         4,127,906
   Hub Group, Inc. Class A `D'                                         129,500         3,464,125
   Mark VII, Inc. `D'                                                  129,900         3,596,606
   Swift Transportation Co., Inc. `D'                                  107,000         2,514,500
                                                                                    ------------
                                                                                      17,125,137
                                                                                    ------------
TOTAL COMMON STOCK (Cost $281,381,813)                                               327,576,916
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       19

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                       PAR             VALUE
                                                                   -----------      ------------
SHORT-TERM INVESTMENTS (1.8%)
  Repurchase agreement with Goldman Sachs & Co. dated 12/31/96 at 6.05% to be repurchased at $6,186,079 on 01/02/97.
  (Collateralized by $6,320,000 U.S. Treasury Note 5.125%, due
  04/30/98. Market value of collateral is $6,313,680.) (Cost
  $6,184,000)                                                       $6,184,000      $  6,184,000
                                                                                    ------------
TOTAL INVESTMENTS AT VALUE (98.3%) (Cost $287,565,813*)                              333,760,916
ASSETS IN EXCESS OF OTHER LIABILITIES (1.7%)                                           5,636,641
                                                                                    ------------
NET ASSETS (100.0%) (applicable to 23,821,983 shares outstanding)                   $339,397,557
                                                                                    ------------
                                                                                    ------------
NET ASSET VALUE, offering and redemption price per share
 ($339,397,557 [div] 23,821,983)                                                          $14.25
                                                                                    ------------
                                                                                    ------------

                                   INVESTMENT ABBREVIATION
                               ADR = American Depository Receipt

--------------------------------------------------------------------------------

`D'  Non-income producing security.

#    Restricted security.

*    Cost for Federal income tax purposes is $287,861,637.

                See Accompanying Notes to Financial Statements.
                                       20

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF NET ASSETS
December 31, 1996
--------------------------------------------------------------------------------

                                                                   NUMBER OF
                                                                    SHARES             VALUE
                                                                   ---------        -----------
COMMON STOCK (92.7%)
 Business Services (11.4%)
   BISYS Group, Inc. `D'                                              5,000         $   185,312
   COHR, Inc. `D'                                                     8,700             234,900
   Daisytek International Corp. `D'                                   3,700             151,700
   On Assignment, Inc. `D'                                            3,900             115,050
   Outdoor Systems, Inc. `D'                                          2,350              66,094
   Pharmaceutical Product Development, Inc. `D'                       7,400             186,850
   QuickResponse Services, Inc. `D'                                   5,500             156,750
   SunGard Data Systems, Inc. `D'                                     3,900             154,050
   Superior Consultant Holdings, Inc. `D'                               100               2,475
   Wilmar Industries, Inc. `D'                                        5,600             155,400
                                                                                    -----------
                                                                                      1,408,581
                                                                                    -----------
 Computers (17.3%)
   Aurum Software, Inc. `D' +                                           100               2,312
   Baan Co. N.V. `D'                                                  6,700             232,825
   BMC Software, Inc. `D'                                             5,900             244,112
   Citrix Systems, Inc. `D'                                             400              15,625
   Clarify, Inc. `D'                                                  5,900             283,200
   McAfee Associates, Inc. `D'                                        5,000             220,000
   Memco Software Ltd. `D' +                                            100               1,762
   Netscape Communications Corp. `D'                                  4,300             244,563
   Parametric Technology Corp. `D'                                    4,300             220,913
   PeopleSoft, Inc. `D'                                               3,400             162,988
   Pure Atria Corp. `D'                                               4,800             118,800
   Rational Software Corp. `D'++                                      3,500             138,469
   Rogue Wave Software `D'                                              100               1,575
   SQA, Inc. `D'                                                        500              16,625
   Tecnomatix Technologies Ltd. `D'                                   9,300             246,450
                                                                                    -----------
                                                                                      2,150,219
                                                                                    -----------
 Consumer Non-Durables (1.1%)
   Sola International, Inc. `D'                                       3,600             136,800
                                                                                    -----------
 Consumer Services (1.1%)
   DeVRY, Inc. `D'                                                    5,900             138,650
                                                                                    -----------

                See Accompanying Notes to Financial Statements.
                                       21

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                   NUMBER OF
                                                                    SHARES             VALUE
                                                                   ---------        -----------
COMMON STOCK (CONT'D)
 Electronics (15.9%)
   Altera Corp. `D'                                                   3,300         $   239,869
   Avant! Corp. `D'                                                     700              22,224
   Epic Design Technology, Inc. `D'                                   6,900             172,500
   Glenayre Technologies, Inc. `D'                                    7,300             157,406
   Intel Corp.                                                          900             117,843
   KLA Instruments Corp. `D'                                          3,200             113,600
   Linear Technology Corp.                                            4,000             175,500
   Maxim Integrated Products, Inc. `D'                                5,300             229,225
   Microchip Technology, Inc. `D'                                     4,900             249,288
   Novellus Systems, Inc. `D'                                         2,300             124,631
   Select Software Tools Ltd. ADR `D' +                                 100               1,825
   Synopsys, Inc. `D'                                                 4,500             208,125
   Xilinx, Inc. `D'                                                   4,400             161,975
                                                                                    -----------
                                                                                      1,974,011
                                                                                    -----------
 Energy (2.8%)
   Nuevo Energy Co. `D'                                               2,400             124,800
   Stone Enery Corp. `D'                                                500              14,938
   Texas Meridian Resources Corp. `D'                                 5,400              92,475
   Titan Exploration, Inc. `D'                                        9,600             115,200
                                                                                    -----------
                                                                                        347,413
                                                                                    -----------
 Environmental Services (1.5%)
   USA Waste Services, Inc. `D'                                       5,900             188,063
                                                                                    -----------
 Financial Services (3.8%)
   Invesco PLC ADR `D'                                                3,100             137,563
   PartnerRe Ltd.                                                       200               6,800
   PMT Services, Inc. `D'                                             9,400             164,500
   Transaction Systems Architects, Inc. Class A `D'                   4,800             159,600
                                                                                    -----------
                                                                                        468,463
                                                                                    -----------
 Healthcare (8.5%)
   American Oncology Resources, Inc. `D'                              9,500              97,375
   EmCare Holdings, Inc.                                              3,900              90,675
   Oxford Health Plans, Inc. `D'                                      4,000             234,250
   PacifiCare Health Systems, Inc. Class B `D'                        2,400             204,600
   Physician Reliance Network, Inc. `D'                              10,800              83,700
   United Healthcare Corp.                                            4,900             220,500
   VISX, Inc. `D'                                                     5,400             119,475
                                                                                    -----------
                                                                                      1,050,575
                                                                                    -----------
 Leisure & Entertainment (1.7%)
   Premier Parks, Inc. `D'                                            6,400             205,600
                                                                                    -----------
 Lodging & Restaurants (1.7%)
   Doubletree Corp. `D'                                               4,700             211,500
                                                                                    -----------

                See Accompanying Notes to Financial Statements.
                                       22

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                   NUMBER OF
                                                                    SHARES             VALUE
                                                                   ---------        -----------
COMMON STOCK (CONT'D)
 Office Equipment & Supplies (0.8%)
   Physician Computer Network, Inc. `D'                              12,300         $   104,550
                                                                                    -----------
 Oil Services (1.7%)
   Forcenergy Gas Exploration, Inc. `D'                               3,500             126,875
   Offshore Energy Development Corp. `D'                              5,400              82,350
                                                                                    -----------
                                                                                        209,225
                                                                                    -----------
 Pharmaceuticals (5.9%)
   Agouron Pharmaceuticals, Inc. `D'                                  3,300             223,575
   BioChem Pharma, Inc. `D'                                           3,800             190,950
   Gilead Sciences, Inc. `D'                                          2,200              55,000
   SangStat Medical Corp. `D'                                         7,400             196,100
   Serologicals Corp. `D'                                             1,800              63,675
                                                                                    -----------
                                                                                        729,300
                                                                                    -----------
 Retail (4.7%)
   Borders Group, Inc. `D'                                            4,900             175,787
   PETsMART, Inc. `D'                                                 4,100              89,688
   Revco, D.S., Inc. `D'                                              5,400             199,800
   Rite Aid Corp.                                                     2,950             117,263
   Stage Stores, Inc. `D'                                               100               1,825
                                                                                    -----------
                                                                                        584,363
                                                                                    -----------
 Telecommunications & Equipment (11.3%)
   Advanced Fibre Communication, Inc. `D'                               500              27,812
   Ascend Communications, Inc. `D'                                    3,600             223,650
   Cascade Communications Corp. `D'                                   3,800             209,475
   DSP Communications, Inc. `D'                                      11,600             224,750
   GeoTel Communications Corp. `D'                                      200               2,600
   McLeod, Inc. `D'                                                   6,800             173,400
   MFS Communications Co., Inc. `D'                                   2,500             136,250
   Tellabs, Inc. `D'                                                  4,000             150,500
   3Com Corp. `D'                                                     3,400             249,475
                                                                                    -----------
                                                                                      1,397,912
                                                                                    -----------
 Transportation (1.5%)
   Coach USA, Inc. `D'                                                6,600             191,400
                                                                                    -----------
TOTAL COMMON STOCK (Cost $11,318,933)                                                11,496,625
                                                                                    -----------

                See Accompanying Notes to Financial Statements.
                                       23

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

                                                                      PAR              VALUE
                                                                   ---------        -----------
SHORT-TERM INVESTMENTS (14.0%)
  Repurchase agreement with Goldman Sachs & Co. dated 12/31/96 at 6.05% to be repurchased at $1,731,582 on 01/02/97.
  (Collateralized by $1,735,000 U.S. Treasury Note 5.625%, due
  01/31/98. Market value of collateral is $1,770,568.) (Cost
  $1,731,000)                                                      1$,731,000       $ 1,731,000
                                                                                    -----------
TOTAL INVESTMENTS AT VALUE (106.7%) (Cost $13,049,933*)                              13,227,625
LIABILITIES IN EXCESS OF OTHER ASSETS (6.7%)                                           (828,093)
                                                                                    -----------
NET ASSETS (100.0%) (applicable to 1,270,771 shares
 outstanding)                                                                       $12,399,532
                                                                                    -----------
                                                                                    -----------
NET ASSET VALUE, offering and redemption price per share
 ($12,399,532[div]1,270,771)                                                              $9.76
                                                                                     -----------
                                                                                     -----------

                                   INVESTMENT ABBREVIATION
                             ADR = American Depository Receipt

--------------------------------------------------------------------------------

`D'  Non-income producing security.

*    Cost for Federal income tax purposes is $13,050,141.

+ This position has been segregated with the Portfolio's custodian to cover open short sale commitments.

++ A portion of this position has been segregated with the Portfolio's custodian to cover open short sale commitments.

                See Accompanying Notes to Financial Statements.
                                       24

WARBURG PINCUS TRUST
STATEMENTS OF OPERATIONS
For the Year or Period Ended December 31, 1996
--------------------------------------------------------------------------------

                                                    INTERNATIONAL  SMALL COMPANY
                                                       EQUITY         GROWTH           POST-VENTURE
                                                     PORTFOLIO       PORTFOLIO     CAPITAL PORTFOLIO(1)
                                                    ------------   -------------   --------------------
INVESTMENT INCOME:
   Dividends                                        $ 4,385,301     $   245,724          $     15
   Interest                                             574,501         921,752            10,972
   Foreign taxes withheld                              (527,256)              0                 0
                                                    ------------   -------------          -------
       Total investment income                        4,432,546       1,167,476            10,987
                                                    ------------   -------------          -------
EXPENSES:
   Investment advisory                                2,217,681       2,100,487             6,696
   Administrative services                              485,357         466,776             1,072
   Audit                                                 33,925          18,200            10,000
   Custodian/Sub-custodian                              271,919          71,035             6,329
   Trustees                                               3,875           3,875                 0
   Insurance                                              3,847           2,270                 0
   Interest                                               8,404           4,415                 0
   Legal                                                 61,331          43,858                 0
   Offering/Organizational costs                         12,440          12,423             1,838
   Printing                                               7,526           2,330             2,000
   Transfer agent                                         1,304           8,332             1,051
   Miscellaneous                                          1,752           1,250                 0
                                                    ------------   -------------          -------
                                                      3,109,361       2,735,251            28,986
   Less fees waived and expenses reimbursed             (86,535)        (20,848)          (22,290)
                                                    ------------   -------------          -------
       Total expenses                                 3,022,826       2,714,403             6,696
                                                    ------------   -------------          -------
         Net investment income (loss)                 1,409,720      (1,546,927)            4,291
                                                    ------------   -------------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
 INVESTMENTS AND FOREIGN CURRENCY RELATED
 ITEMS:
   Net realized gain (loss) from security
     transactions                                     1,520,782     (17,819,175)          (48,100)
   Net realized gain from foreign currency related
     items                                            1,491,912               0                 0
   Net change in unrealized appreciation from
     investments and
     foreign currency related items                  10,686,258      34,312,085           178,562
                                                    ------------   -------------          -------
         Net realized and unrealized gain from
           investments and
           foreign currency related items            13,698,952      16,492,910           130,462
                                                    ------------   -------------          -------
         Net increase in net assets resulting from
           operations                               $15,108,672     $14,945,983          $134,753
                                                    ------------   -------------         --------
                                                    ------------   -------------         --------

--------------------------------------------------------------------------------

(1) For the period September 30, 1996 (Commencement of Operations) through December 31, 1996

                See Accompanying Notes to Financial Statements.
                                       25

WARBURG PINCUS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           INTERNATIONAL EQUITY         SMALL COMPANY GROWTH
                                                 PORTFOLIO                    PORTFOLIO
                                        ---------------------------  ---------------------------     POST-VENTURE
                                                         FOR THE                      FOR THE     CAPITAL PORTFOLIO
                                                         PERIOD                       PERIOD      ------------------
                                                      JUNE 30, 1995                JUNE 30, 1995    FOR THE PERIOD
                                                      (COMMENCEMENT                (COMMENCEMENT  SEPTEMBER 30, 1996
                                                           OF                           OF          (COMMENCEMENT
                                          FOR THE      OPERATIONS)     FOR THE      OPERATIONS)     OF OPERATIONS)
                                         YEAR ENDED      THROUGH      YEAR ENDED      THROUGH          THROUGH
                                        DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,      DECEMBER 31,
                                            1996          1995           1996          1995              1996
                                        ------------  -------------  ------------  -------------  ------------------

FROM OPERATIONS:
   Net investment income (loss)         $  1,409,720   $    58,109   $ (1,546,927)  $   (86,882)      $     4,291
   Net realized gain (loss) from
     security transactions                 1,520,782       (66,288)   (17,819,175)     (791,236)          (48,100)
   Net realized gain from foreign
     currency related items                1,491,912       179,901              0             0                 0
   Net change in unrealized
     appreciation from investments and
     foreign currency related items       10,686,258     1,335,993     34,312,085    11,883,018           178,562
                                        ------------  -------------  ------------  -------------       ----------
       Net increase in net assets
         resulting
         from operations                  15,108,672     1,507,715     14,945,983    11,004,900           134,753
                                        ------------  -------------  ------------  -------------       ----------
FROM DISTRIBUTIONS:
   Dividends from net investment income   (1,624,713)      (58,109)             0             0                 0
   Distributions in excess of net
     investment income                    (2,505,916)     (327,277)             0             0                 0
   Distributions from realized gains      (1,520,782)            0              0             0                 0
   Distributions in excess of realized
     gains                                  (317,087)            0              0             0                 0
                                        ------------  -------------  ------------  -------------       ----------
       Net decrease in net assets from
         distributions                    (5,968,498)     (385,386)             0             0                 0
                                        ------------  -------------  ------------  -------------       ----------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares          333,352,387    63,501,464    434,899,200   101,359,554        12,267,019
   Reinvested dividends                    5,968,497       385,386              0             0                 0
   Net asset value of shares redeemed   (114,779,643)     (522,311)  (207,892,540)  (14,969,540)           (2,240)
                                        ------------  -------------  ------------  -------------       ----------
       Net increase in net assets from
         capital share transactions      224,541,241    63,364,539    227,006,660    86,390,014        12,264,779
                                        ------------  -------------  ------------  -------------       ----------
       Net increase in net assets        233,681,415    64,486,868    241,952,643    97,394,914        12,399,532
NET ASSETS:
   Beginning of period                    64,536,868        50,000     97,444,914        50,000                 0
                                        ------------  -------------  ------------  -------------       ----------
   End of period                        $298,218,283   $64,536,868   $339,397,557   $97,444,914       $12,399,532
                                        ------------  -------------  ------------  -------------      -----------
                                        ------------  -------------  ------------  -------------      -----------

                See Accompanying Notes to Financial Statements.
                                       26

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                                   FOR THE PERIOD
                                                                                    JUNE 30, 1995
                                                                FOR THE           (COMMENCEMENT OF
                                                              YEAR ENDED         OPERATIONS) THROUGH
                                                           DECEMBER 31, 1996      DECEMBER 31, 1995
                                                           -----------------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.65                $ 10.00
                                                                -------                -------
   Income from Investment Operations:
   Net Investment Income                                            .00                    .03
   Net Gain on Securities and Foreign Currency Related
     Items (both realized and unrealized)                          1.06                    .70
                                                                  -----                  -----
       Total from Investment Operations                            1.06                    .73
                                                                  -----                  -----
   Less Distributions:
   Dividends from Net Investment Income                            (.06)                  (.01)
   Distributions in Excess of Net Investment Income                (.10)                  (.07)
   Distributions from Realized Gains                               (.06)                   .00
   Distributions in Excess of Realized Gains                       (.01)                   .00
                                                                  -----                  -----
       Total Distributions                                         (.23)                  (.08)
                                                                  -----                  -----
NET ASSET VALUE, END OF PERIOD                                  $ 11.48                $ 10.65
                                                                -------                -------
                                                                -------                -------
Total Return                                                       9.98%                  7.30%`D'

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                               $298,218                $64,537

Ratios to average daily net assets:
   Operating expenses                                              1.36%                  1.44%*
   Net investment income                                            .64%                   .48%*
   Decrease reflected in above operating expense
     ratios due to
     waivers/reimbursements                                         .04%                   .77%*
Portfolio Turnover Rate                                           30.82%                  8.31%`D'
Average Commission Rate #                                        $.0232                     --

--------------------------------------------------------------------------------

`D'  Non-annualized

*    Annualized

# Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                See Accompanying Notes to Financial Statements.
                                       27

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                                   FOR THE PERIOD
                                                                                    JUNE 30, 1995
                                                                FOR THE           (COMMENCEMENT OF
                                                              YEAR ENDED         OPERATIONS) THROUGH
                                                           DECEMBER 31, 1996      DECEMBER 31, 1995
                                                           -----------------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 12.51                $ 10.00
                                                                -------                -------

   Income from Investment Operations:

   Net Investment Loss                                             (.06)                  (.01)

   Net Gain on Securities (both realized and
     unrealized)                                                   1.80                   2.52
                                                                  -----                  -----

       Total from Investment Operations                            1.74                   2.51
                                                                  -----                  -----

NET ASSET VALUE, END OF PERIOD                                  $ 14.25                $ 12.51
                                                                -------                -------
                                                                -------                -------

Total Return                                                      13.91%                 25.10%`D'

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                               $339,398                $97,445

Ratios to average daily net assets:

   Operating expenses                                              1.16%                  1.25%*

   Net investment loss                                             (.66%)                 (.36%)*

   Decrease reflected in above operating expense
     ratios due to
     waivers/reimbursements                                         .01%                   .25%*

Portfolio Turnover Rate                                          101.50%                 34.25%`D'

Average Commission Rate #                                        $.0538                     --

--------------------------------------------------------------------------------

`D'  Non-annualized

*    Annualized

# Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                See Accompanying Notes to Financial Statements.
                                       28

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                              FOR THE PERIOD
                                                                            SEPTEMBER 30, 1996
                                                                             (COMMENCEMENT OF
                                                                            OPERATIONS) THROUGH
                                                                             DECEMBER 31, 1996
                                                                           ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 10.00
                                                                                  -------

   Income from Investment Operations:

   Net Investment Income                                                              .00
   Net Loss on Securities (both realized and unrealized)                             (.24)
                                                                                   ------

       Total from Investment Operations                                              (.24)
                                                                                   ------

NET ASSET VALUE, END OF PERIOD                                                    $  9.76
                                                                                  -------
                                                                                  -------

Total Return                                                                        (2.40%)`D'

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                  $12,400

Ratios to average daily net assets:

   Operating expenses                                                                1.40%*

   Net investment income                                                              .80%*

   Decrease reflected in above operating expense ratio due to
     waivers/reimbursements                                                          4.16%

Portfolio Turnover Rate                                                              6.80%`D'

Average Commission Rate #                                                          $.0491

--------------------------------------------------------------------------------

`D'  Non-annualized

*    Annualized

# Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                See Accompanying Notes to Financial Statements.
                                       29

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1996
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     Warburg Pincus Trust (the 'Trust') is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers three investment funds (the 'Portfolios'): International Equity Portfolio is a diversified investment fund that seeks long-term capital appreciation by investing in equity securities of non-U.S. issuers; Small Company Growth Portfolio is a non-diversified investment fund that seeks capital appreciation by investing in equity securities of small-sized domestic companies and Post-Venture Capital Portfolio is a diversified investment fund that seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development. Shares of a Portfolio are not available directly to individual investors but may be offered only to certain (a) life insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance contracts and (b) tax-qualified pension and retirement plans ('Plans'), including participant-directed Plans which elect to make a Portfolio an investment option for Plan participants.

     The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange. Each Portfolio's investments are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported mean price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Trust's governing Board. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

     The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Portfolios isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

     Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

     For U.S. Federal income tax purposes, realized losses incurred after October 31, 1996, within the fiscal year, are deemed to arise on the first business day of the following fiscal year. The International Equity Portfolio incurred and elected to defer such losses of $616,796.

     No provision is made for Federal income taxes as it is the Trust's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

     Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized over a period of five years from the date each Portfolio commenced its operations. Costs incurred by the Portfolios in connection with the offering of their shares have been deferred and are being amortized over a one year period from the date each Portfolio commenced its operations.

     The Portfolios may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Portfolio's possession.

     The Trust, together with other Warburg-advised funds (collectively the 'Warburg Funds'), has established committed and uncommitted line of credit facilities with certain banks for temporary or emergency purposes primarily relating to fund share redemptions and funding payments of dividend or capital gain distributions. Under the terms of the committed line of credit, the Warburg Funds with access to the facility pay a commitment fee at a rate of .10% per annum on the amount of the line of credit. In addition, under the terms of both the committed and uncommitted facilities, the Warburg Funds will pay interest on borrowings at the bank's base rate plus .55%. Aggregate borrowings for each fund under these credit facilities may not exceed the lower of (a) the maximum amount permitted by such fund's investment policies and restrictions or (b) thirty-three and one-third percent (33 1/3%) of such fund's total assets. At December 31, 1996 there were no outstanding balances under these line of credit facilities for any of the Portfolios.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D)

that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     The Portfolios have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expense. For the year or period ended December 31, 1996, the International Equity Portfolio, the Small Company Growth Portfolio and the Post-Venture Capital Portfolio received credits or reimbursements of $4,542, $8,971 and $51, respectively under this arrangement.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

     Warburg, Pincus Counsellors, Inc. ('Warburg'), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), serves as each Portfolio's investment adviser. For its investment advisory services, the International Equity Portfolio, the Small Company Growth Portfolio and the Post-Venture Capital Portfolio pay Warburg a fee calculated at an annual rate of 1.00%, .90% and 1.25%, respectively, of each Portfolio's average daily net assets. For the year or period ended December 31, 1996, investment advisory fees, waivers and reimbursements were as follows:

                          GROSS                          NET                 EXPENSE
     PORTFOLIO         ADVISORY FEE      WAIVER      ADVISORY FEE         REIMBURSEMENTS
-------------------    ------------     --------     ------------     ----------------------
International
 Equity                 $2,217,681      $(79,157)     $2,138,524                  0
Small Company
 Growth                  2,100,487       (10,689)      2,089,798                  0
Post-Venture
 Capital                     6,696        (6,696)         0                  $(15,007)

     Abbott Capital Management, L.P. ('Abbott') serves as sub-investment adviser for the Post-Venture Capital Portfolio's assets invested in U.S. or foreign private limited partnerships or other investment funds ('Private Fund Investments'). From its investment advisory fee, Warburg pays Abbott a fee of
 .55% per annum of the value of Private Fund Investments as of the end of each calendar quarter. No compensation is paid by the Post-Venture Capital Portfolio to Abbott for its sub-investment advisory services.

     Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly owned subsidiary of PNC Bank Corp. ('PNC'), serve as each Portfolio's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Portfolio's average daily net assets. For the year or period ended December 31, 1996, administrative services fees earned by CFSI were as follows:

                      PORTFOLIO                           CO-ADMINISTRATION FEE
------------------------------------------------------    ---------------------
International Equity                                            $ 221,792
Small Company Growth                                              233,388
Post-Venture Capital                                                  536

     For its administrative services for the Small Company Growth Portfolio and the Post-Venture Capital Portfolio, PFPC currently receives a fee calculated at an

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------
annual rate of .10% on each Portfolio's first $500 million in average daily net assets, .075% on the next $1 billion in average daily net assets and .05% of average daily net assets in excess of $1.5 billion. For the International Equity Portfolio, PFPC receives a fee calculated at an annual rate of .12% on the Portfolio's first $250 million in average daily net assets, .10% on the next $250 million in average daily net assets, .08% on the next $250 million in average daily net assets and .05% of the average daily net assets over $750 million. For the year or period ended December 31, 1996, adminstrative service fees earned and waived by PFPC were as follows:

                                                                               NET
         PORTFOLIO              CO-ADMINISTRATION FEE     WAIVER      CO-ADMINISTRATION FEE
----------------------------    ---------------------     -------     ---------------------
International Equity                  $ 263,565           $(2,836)          $ 260,729
Small Company Growth                    233,388            (1,188)            232,200
Post-Venture Capital                        536              (536)               0

     Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Portfolio's distributor. No compensation is paid by the Portfolios to CSI for its distribution services.

3. INVESTMENTS IN SECURITIES

     For the year or period ended December 31, 1996, purchases and sales of investment securities (excluding short-term investments) were as follows:

                   PORTFOLIO                         PURCHASES          SALES
------------------------------------------------    ------------     ------------
International Equity                                $280,772,991     $ 64,107,912
Small Company Growth                                 441,523,206      221,312,790
Post-Venture Capital                                  11,602,116          235,084

     At December 31, 1996, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for Federal income tax purposes) was as follows:

                                         UNREALIZED       UNREALIZED      NET UNREALIZED
             PORTFOLIO                  APPRECIATION     DEPRECIATION      APPRECIATION
------------------------------------    ------------     ------------     --------------
International Equity                    $31,799,644      $(20,766,121)     $ 11,033,523
Small Company Growth                     58,395,893       (12,496,614)       45,899,279
Post-Venture Capital                        335,714          (158,230)          177,484

4. FORWARD FOREIGN CURRENCY CONTRACTS

     The Portfolios may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolios will enter into forward contracts primarily for hedging purposes. The forward currency contracts are adjusted daily by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1996
--------------------------------------------------------------------------------

4. FORWARD FOREIGN CURRENCY CONTRACTS (CONT'D)
     At December 31, 1996, the International Equity Portfolio had the following open forward currency contracts:

                                       FOREIGN                                            UNREALIZED
FORWARD CURRENCY    EXPIRATION        CURRENCY          CONTRACT        CONTRACT       FOREIGN EXCHANGE
    CONTRACT           DATE          TO BE SOLD          AMOUNT           VALUE          GAIN/(LOSS)
----------------    ----------     ---------------     -----------     -----------     ----------------
French Francs        03/05/97          64,830,000      $12,747,758     $12,565,171         $182,587
Japanese Yen         10/24/97       1,716,416,000       16,000,000      15,474,318          525,682
Japanese Yen         10/24/97         856,052,800        7,989,942       7,717,728          272,214
                                                       -----------     -----------         --------
                                                       $36,737,700     $35,757,217         $980,483
                                                       -----------     -----------         --------
                                                       -----------     -----------         --------

5. CAPITAL SHARE TRANSACTIONS

     The International Equity Portfolio, the Small Company Growth Portfolio and the Post-Venture Capital Portfolio are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share.

   Transactions in shares of each Portfolio were as follows:

                                                                                                     POST-VENTURE
                          INTERNATIONAL EQUITY PORTFOLIO       SMALL COMPANY GROWTH PORTFOLIO      CAPITAL PORTFOLIO
                        ----------------------------------   ----------------------------------   -------------------
                        FOR THE YEAR      JUNE 30, 1995      FOR THE YEAR      JUNE 30, 1995      SEPTEMBER 30, 1996
                           ENDED        (COMMENCEMENT OF        ENDED        (COMMENCEMENT OF      (COMMENCEMENT OF
                        DECEMBER 31,   OPERATIONS) THROUGH   DECEMBER 31,   OPERATIONS) THROUGH   OPERATIONS) THROUGH
                            1996        DECEMBER 31, 1995        1996        DECEMBER 31, 1995     DECEMBER 31, 1996
                        ------------   -------------------   ------------   -------------------   -------------------
Shares sold              29,490,915         6,066,626         31,233,075          9,104,528             1,270,999
Shares issued to
 shareholders on
 reinvestment of
 dividends                  531,478            37,056                  0                  0                     0
Shares redeemed         (10,101,449)          (50,061)       (15,202,857)        (1,317,763)                 (228)
                        ------------          -------        ------------        ----------              --------
Net increase in shares
 outstanding             19,920,944         6,053,621         16,030,218          7,786,765             1,270,771
                        ------------        ---------        ------------         ---------             ---------
                        ------------        ---------        ------------         ---------             ---------

6. NET ASSETS

   Net assets at December 31, 1996, consisted of the following:

                                          INTERNATIONAL EQUITY   SMALL COMPANY GROWTH   POST-VENTURE CAPITAL
                                               PORTFOLIO              PORTFOLIO              PORTFOLIO
                                          --------------------   --------------------   --------------------
Capital contributed, net                      $287,955,780           $311,812,865           $ 12,264,779
Accumulated net investment income (loss)        (1,376,373)                     0                  4,291
Accumulated net realized loss from
 security transactions                            (383,375)           (18,610,411)               (48,100)
Net unrealized appreciation from
 investments and foreign currency
 related items                                  12,022,251             46,195,103                178,562
                                              ------------           ------------           ------------
Net assets                                    $298,218,283           $339,397,557           $ 12,399,532
                                              ------------           ------------           ------------
                                              ------------           ------------           ------------

7. CAPITAL LOSS CARRYOVER

     At December 31, 1996, capital loss carryovers available to offset possible future capital gains of each Portfolio were as follows:

                                                   CAPITAL LOSS CARRYOVER
                                                        EXPIRING IN
                                                  ------------------------     TOTAL CAPITAL
                  PORTFOLIO                         2003          2004         LOSS CARRYOVER
----------------------------------------------    --------     -----------     --------------
Small Company Growth                              $659,487     $17,655,100      $ 18,314,587
Post-Venture Capital                                     0          47,891            47,891

WARBURG PINCUS TRUST
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Warburg Pincus Trust:

We have audited the accompanying statements of net assets of the International Equity, Small Company Growth and Post-Venture Capital Portfolios of the Warburg Pincus Trust (the 'Trust') as of December 31, 1996, and the related statements of operations for the year (or period) then ended and the related statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each portfolio of the Warburg Pincus Trust as of December 31, 1996, and the results of their operations for the year (or period) then ended and the changes in their net assets and financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 11, 1997

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                    STATEMENT OF DIFFERENCES
                    ------------------------
The dagger symbol shall be expressed as ....................... `D'
The division symbol shall be expressed as .................... [div]